GOODWILL (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Statement1 [Line Items]
Balance	$ 0
Balance	7,924	$ 0
Cost [member]
Statement1 [Line Items]
Balance	3,292	3,305
Acquisition of subsidiaries	7,924	0
Effects of foreign currency exchange differences	(18)	(13)
Balance	11,198	3,292
Accumulated impairment [member]
Statement1 [Line Items]
Balance	(3,292)	(3,305)
Effects of foreign currency exchange differences	(18)	(13)
Balance	$ (3,274)	$ (3,292)